Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Sabine Pass Liquefaction, LLC
Entity Central Index Key	0001499200
Entity Filer Category	Non-accelerated Filer
Document Type	S-4
Document Period End Date	Sep. 30, 2016
Amendment Flag	false